Statement of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Subscription Receivables [Member]	Accumulated Deficit [Member]	Comprehensive Income [Member]
Balance at Sep. 17, 2012	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of common shares	2,580,079	2,580,079	0	0	0
Issuance of common shares (in shares)		20,000,000
Unpaid subscriptions due from shareholders	(2,580,079)	0	(2,580,079)	0	0
Net income (loss)	0
Foreign currency translation adjustment	0
Balance at Dec. 31, 2012	0	2,580,079	(2,580,079)	0	0
Balance (in shares) at Dec. 31, 2012		20,000,000
Receipt of subscriptions due from shareholders	683,531	0	683,531	0	0
Net income (loss)	(3,669)	0	0	(3,669)	0
Foreign currency translation adjustment	(733)	0	0	0	(733)
Balance at Dec. 31, 2013	$ 679,129	$ 2,580,079	$ (1,896,548)	$ (3,669)	$ (733)
Balance (in shares) at Dec. 31, 2013		20,000,000